Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2023
Transactions with directors and key management
Schedule of transactions with directors and key management

	At 31 December
	2023	2022
	£000	£000
Loans to customers - amortised cost	11,406	12,137
Customer deposits	55,254	47,866